Note 6 - Fair Value Measurements and Financial Instruments (Details) - Derivatives Measured at Fair Value - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2015	Dec. 31, 2014
Series A Notes [Member] | Payment in Kind (PIK) Note [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance		$ 9,557,476
Derivative Issuance			$ 9,212,285
Balance		9,600,625	9,557,476
Series 2023 Notes [Member] | Payment in Kind (PIK) Note [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance		478,149	2,250,000
Derivative Issuance			44,138
Balance		554,128	478,149
Series 2023 Notes [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative Issuance		26,387
Payment in Kind (PIK) Note [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance		10,035,625	2,250,000
Balance		10,154,753	10,035,625
Balance		10,035,625
Transfer into Level 3 (a)	[1]		2,250,000
Net unrealized losses included in earnings (loss)		92,741	(1,470,798)
Balance		$ 10,154,753	$ 10,035,625

[1]	In the course of preparing its financial statements for the year ended December 31, 2014, the Company reclassified the Series 2023 PIK note derivative to Level 3 fair value hierarchy to match with the Series A PIK note derivative since it based off of a similar model.